SHARE-BASED COMPENSATION - Compensation expense recognized for shares options (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation expense related to share options	¥ 87,336
Weighted average period share options expected to be recognized	2 years 10 months 2 days
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ 136,943	¥ 30,269	¥ 13,342
Share options | Cost of Revenues
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	507	761	707
Share options | Research and Development Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	9,946	909	671
Share options | Selling and Marketing Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	16,960	3,467	5,547
Share options | General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share option compensation expenses	¥ 109,530	¥ 25,132	¥ 6,417